Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(In Thousands)
Unrecognized tax benefits at January 1	$6,734	$6,138	$5,354
Gross increases – current period tax positions	975	986	997
Gross decreases – prior period tax positions	(667)	(390)	(213)
Unrecognized tax benefits at December 31	$7,042	$6,734	$6,138

Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2014	2013	2012
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$944	$53,937	$55,201
State	110	15,191	16,641
Total current income taxes	1,054	69,128	71,842
Deferred income taxes:
Federal	58,114	(8,048)	(3,285)
State	12,498	(1,031)	204
Total deferred income taxes	70,612	(9,079)	(3,081)
Net amortization of investment credit	(1,431)	(1,501)	(1,599)
Total charge to utility operating expenses	70,235	58,548	67,162
Charged to other income and deductions:
Current income taxes:
Federal	(459)	(16,909)	(15,646)
State	(5)	(4,193)	(4,127)
Total current income taxes	(464)	(21,102)	(19,773)
Deferred income taxes:
Federal	(18,082)	246	251
State	(3,645)	50	59
Total deferred income taxes	(21,727)	296	310
Net provision to other income and deductions	(22,191)	(20,806)	(19,463)
Total federal and state income tax provisions	$48,044	$37,742	$47,699

Schedule Of Effective Income Tax Rate
The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2014	2013	2012
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.8%	6.7%	7.2%
Amortization of investment tax credits	(1.2)%	(1.5)%	(1.4)%
Preferred dividends of subsidiary	0.9%	1.1%	1.0%
Depreciation flow through and amortization	(0.3)%	(0.3)%	(0.2)%
Additional funds used during construction - equity	(0.3)%	0.6%	1.6%
Manufacturers’ Production Deduction (Sec. 199)	—%	(3.8)%	(3.7)%
Other – net	0.2%	0.5%	1.4%
Effective tax rate	39.1%	38.3%	40.9%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2014 and 2013, are as follows:

	2014	2013
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$539,318	$462,049
Regulatory assets recoverable through future rates	161,697	141,678
Other	14,211	15,280
Total deferred tax liabilities	715,226	619,007
Deferred tax assets:
Investment tax credit	2,019	2,619
Regulatory liabilities including ARO	247,118	239,713
Employee benefit plans	45,091	45,712
Net operating loss	51,364	—
Other	10,289	10,590
Total deferred tax assets	355,881	298,634
Net deferred tax liability	359,345	320,373
Less: deferred tax asset - current	(61,782)	(11,990)
Deferred income taxes – net	$421,127	$332,363

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(In Thousands)
Unrecognized tax benefits at January 1	$6,734	$6,138	$5,354
Gross increases – current period tax positions	975	986	997
Gross decreases – prior period tax positions	(667)	(390)	(213)
Unrecognized tax benefits at December 31	$7,042	$6,734	$6,138

Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2014	2013	2012
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$944	$53,937	$55,201
State	110	15,191	16,641
Total current income taxes	1,054	69,128	71,842
Deferred income taxes:
Federal	58,114	(8,048)	(3,285)
State	12,498	(1,031)	204
Total deferred income taxes	70,612	(9,079)	(3,081)
Net amortization of investment credit	(1,431)	(1,501)	(1,599)
Total charge to utility operating expenses	70,235	58,548	67,162
Charged to other income and deductions:
Current income taxes:
Federal	329	(752)	395
State	69	(62)	245
Total current income taxes	398	(814)	640
Deferred income taxes:
Federal	(1,202)	(13)	10
State	(148)	(1)	4
Total deferred income taxes	(1,350)	(14)	14
Net provision to other income and deductions	(952)	(828)	654
Total federal and state income tax provisions	$69,283	$57,720	$67,816

Schedule Of Effective Income Tax Rate
The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2014	2013	2012
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.6%	6.0%	6.5%
Amortization of investment tax credits	(0.8)%	(1.0)%	(0.9)%
Depreciation flow through and amortization	(0.2)%	(0.2)%	(0.1)%
Additional funds used during construction - equity	(0.2)%	0.4%	1.1%
Manufacturers’ Production Deduction (Sec. 199)	—%	(3.2)%	(3.0)%
Other – net	0.4%	0.4%	0.9%
Effective tax rate	38.8%	37.4%	39.5%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2014 and 2013, are as follows:

	2014	2013
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$539,318	$462,049
Regulatory assets recoverable through future rates	161,697	141,679
Other	13,885	15,005
Total deferred tax liabilities	714,900	618,733
Deferred tax assets:
Investment tax credit	2,019	2,619
Regulatory liabilities including ARO	247,118	239,713
Employee benefit plans	45,090	45,712
Net operating loss	31,172	—
Other	10,008	10,545
Total deferred tax assets	335,407	298,589
Net deferred tax liability	379,493	320,144
Less: deferred tax asset - current	(41,551)	(11,950)
Deferred income taxes – net	$421,044	$332,094